Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	GENERAL MONEY MARKET FUND INC
Central Index Key	0000353560
Amendment Flag	false
Document Creation Date	Jun. 04, 2015
Document Effective Date	Jun. 05, 2015
Prospectus Date	Jun. 05, 2015
GENERAL MONEY MARKET FUND INC | Dreyfus Class
Risk/Return:
Trading Symbol	GMGXX
General Government Securities Money Market Fund | Dreyfus Class
Risk/Return:
Trading Symbol	GGDXX
General Treasury Prime Money Market Fund | Dreyfus Class
Risk/Return:
Trading Symbol	GTFXX